S000034415 [Member] Shareholder Fees - TCW Global Bond Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class N
Prospectus [Line Items]
Shareholder Fee, Other	$ 0